SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying unaudited interim Condensed Consolidated Financial Statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). The unaudited interim Condensed Consolidated Financial Statements include the accounts of MedMen Enterprises, its subsidiaries and variable interest entities (“VIEs”) where the Company is considered the primary beneficiary, if any, after elimination of intercompany accounts and transactions. Investments in entities in which the Company has significant influence, but less than a controlling financial interest, are accounted for using the equity method.

In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the consolidated financial position of the Company as of December 26, 2020 and June 27, 2020, the consolidated results of operations for the three and six months ended December 26, 2020 and December 28, 2019, and the consolidated statements of cash flows for the six months ended December 26, 2020 and December 28, 2019 have been included.

The accompanying unaudited interim Condensed Consolidated Financial Statements do not include all of the information required for full annual financial statements. Accordingly, certain information, footnotes and disclosures normally included in the annual financial statements, prepared in accordance with GAAP, have been condensed or omitted in accordance with SEC rules and regulations within the instruction to Form 10-Q and Article 10 of Regulation S-X. The financial data presented herein should be read in conjunction with the audited Consolidated Financial Statements and accompanying notes included in this prospectus.

Going Concern

As reflected in the Condensed Consolidated Financial Statements, the Company had an accumulated deficit and a negative net working capital (current liabilities greater than current assets) as of December 26, 2020, as well as a net loss and negative cash flow from operating activities for the reporting period then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern for at least one year from the issuance of these unaudited interim Condensed Consolidated Financial Statements.

Management believes that substantial doubt of our ability to meet our obligations for the next twelve months from the date these financial statements were first made available has been alleviated due to, but not limited to, (i) capital raised between February 2021 and February 2022, (ii) restructuring plans that have already been put in place to reduce corporate-level expenses, (iii) debt amendments that have been agreed to with lenders and landlords to defer cash interest and rent payments, (iv) reduction in capital expenditures through a slow-down in new store buildouts, (v) plans to divest non-core assets to raise non-dilutive capital, (vi) enhancements to its digital offering, including direct-to-consumer delivery and curbside pick-up in light of COVID-19 and (vii) a change in retail strategy to pass certain local taxes and payment processing fees to customers.

However, management cannot provide any assurances that we will be successful in accomplishing any of our plans. Management also cannot provide any assurance as to unforeseen circumstances that could occur at any time within the next twelve months or thereafter which could increase our need to raise additional capital on an immediate basis.

The Company will continually monitor its capital requirements based on its capital and operational needs and the economic environment and may raise new capital as necessary. The Company’s ability to continue as a going concern will depend on its ability to raise additional equity or debt in the private or public markets, reducing operating expenses, divesting of certain non-core assets, achieving cash flow profitability. While the Company has been successful in raising equity and debt to date, there can be no assurances that the Company will be successful in completing a financing in the future. If the Company is unable to raise additional capital whenever necessary, it may be forced to divest additional assets to raise capital and/or pay down its debt, amend its debt agreements which could potentially have a dilutive effect on the Company’s shareholders, further reduce operating expenses and temporarily pause the opening of new store locations. Furthermore, COVID-19 and the impact the global pandemic has had and will continue to have on the broader retail environment could also have a significant impact on the Company’s financial operations.

COVID-19

The COVID-19 pandemic promoted unparalleled procedures from governments and businesses such as restrictions on travel and business operations, temporary closures of businesses, and quarantine and shelter-in-place orders. During the current reporting period, aspects of the Company’s business continue to be affected by the COVID-19 pandemic, with the Company’s offices and retail stores operating within local rules and regulations. While the ultimate severity of the outbreak and its impact on the economic environment is uncertain, the Company is monitoring this closely. In the event that the Company were to experience widespread transmission of the virus at one or more of the Company’s store or other facilities, the Company could suffer reputational harm or other potential liability. Further, the Company’s business operations may be materially and adversely affected if a significant number of the Company’s employees are impacted by the virus.

Emerging Growth Company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”) under which emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies.

Functional Currency

The Company and its subsidiaries’ functional currency, as determined by management, is the United States (“U.S.”) dollar. These unaudited interim Condensed Consolidated Financial Statements are presented in U.S. dollars as this is the primary economic environment of the group. All references to “C$” refer to Canadian dollars.

Significant Accounting Policies

The significant accounting policies and critical estimates applied by the Company in these unaudited interim Condensed Consolidated Financial Statements are the same as those applied in the Company’s audited Consolidated Financial Statements and accompanying notes included in this prospectus, unless otherwise disclosed in these accompanying notes to the Condensed Consolidated Financial Statements for the six months ended December 26, 2020.

Restricted Cash

Restricted cash balances are those which meet the definition of cash and cash equivalents but are not available for use by the Company. As of December 26, 2020 and June 27, 2020, restricted cash was $6,010 and $9,873, respectively, which is used to pay for lease costs and costs incurred related to building construction in Reno, Nevada. This account is managed by a contractor and the Company is required to maintain a certain minimum balance.

Down-Round Provisions

The Company calculates down-round features under Accounting Standards Update (“ASU”) No. 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features” (“ASU 2017-11”), in which down round features do not meet the criteria for derivative accounting and no liability is to be recorded until an actual issuance of securities triggers the down-round feature.

Loss per Share

The Company calculates basic loss per share by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is determined by adjusting profit or loss attributable to common shareholders and the weighted-average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, DSU, RSU, warrants and stock options issued.

Recently Adopted Accounting Standards

In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which replaces the incurred loss model with a current expected credit loss (“CECL”) model and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. Under the new standard, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable. The Company is not required to track the changes in credit risk. The guidance must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to retained earnings in the period of adoption. The Company adopted ASU 2016-13 on June 28, 2020. The adoption of the standard did not have a material impact on the Company’s unaudited interim condensed consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04 “Intangibles— Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”), which provides a simplified assessment method whether goodwill is impaired by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit’s implied goodwill. Per ASU 2017-04, the Company performed its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The Company should recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying amount exceeds its fair value. If fair value exceeds the carrying amount, no impairment should be recorded. Any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Impairment losses on goodwill cannot be reversed once recognized. ASU 2017-04 must be applied prospectively and is effective in fiscal years beginning after December 15, 2019. The Company adopted the new standard on June 28, 2020. The adoption of the standard did not have a material impact on the Company’s unaudited interim condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which removes, modifies and adds certain disclosure requirements in Topic 820 “Fair Value Measurement”. Per ASU 2018-13 certain disclosures are eliminated which relate to transfers and the valuations process, modifies disclosures for investments that are valued based on net asset value, clarifies the measurement uncertainty disclosure, and requires additional disclosures for Level 3 fair value measurements. ASU 2018-13 must be applied prospectively and is effective in fiscal years beginning after December 15, 2019. The Company adopted the new standard on June 28, 2020. The adoption of the standard did not have a material impact on the Company’s unaudited interim condensed consolidated financial statements.

Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes (Topic 740)”, which eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is evaluating the adoption date and impact, if any, adoption will have on its financial position and results of operations.

In January 2020, the FASB issued ASU 2020-01, “Investments – Equity Securities (Topic 321)”, “Investments – Equity Method and Joint Ventures (Topic 323)”, and “Derivatives and Hedging (Topic 815)”, which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The standard is effective for the Company beginning January 1, 2021. The Company is currently evaluating the effect of adopting this ASU on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20)” and “Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible instruments and contracts in an Entity’s Own Equity”, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Adoption is applied on a modified or full retrospective transition approach. The Company is currently evaluating the adoption date and impact, if any, adoption will have on its financial position and results of operations.

Basis of Preparation

The accompanying consolidated financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the accounts and operations of the Company and those of the Company’s subsidiaries in which the Company has a controlling financial interest.

All intercompany transactions and balances have been eliminated in consolidation. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the consolidated financial position of the Company as of June 27, 2020 and June 29, 2019, the consolidated results of operations and cash flows for the years ended June 27, 2020 and June 29, 2019 have been included. In accordance with the provisions of FASB ASC 810, “Consolidation” (“ASC 810”), the Company consolidates any variable interest entity (“VIE”), of which the Company is the primary beneficiary.

Fiscal Year-End

The Company’s fiscal year is a 52/53 week year ending on the last Saturday in June. In a 52-week fiscal year, each of the Company’s quarterly periods will comprise 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company’s first 53-week fiscal year will occur in fiscal year 2024. The Company’s fiscal years ended June 27, 2020 and June 29, 2019 included 52 weeks.

Going Concern

As reflected in the consolidated financial statements, the Company had an accumulated deficit and a negative net working capital (current liabilities greater than current assets) as of June 27, 2020, as well as a net loss and negative cash flow from operating activities for the reporting period then ended. These factors raise substantial doubt about the Company’s ability to continue as a going concern for at least one year from the issuance of these financial statements.

Management believes that substantial doubt of our ability to meet our obligations for the next twelve months from the date these financial statements were first made available has been alleviated due to, but not limited to, (i) capital raised between July 2020 and July 2021, (ii) restructuring plans that have already been put in place to reduce corporate-level expenses, (iii) debt amendments that have been agreed to with lenders and landlords to defer cash interest and rent payments, (iv) reduction in capital expenditures through a slow-down in new store buildouts, (v) plans to divest non-core assets to raise non-dilutive capital, (vi) enhancements to its digital offering, including direct-to-consumer delivery and curbside pick-up in light of COVID-19 and (vii) a change in retail strategy to pass certain local taxes and payment processing fees to customers.

However, management cannot provide any assurances that we will be successful in accomplishing any of our plans. Management also cannot provide any assurance as to unforeseen circumstances that could occur at any time within the next twelve months or thereafter which could increase our need to raise additional capital on an immediate basis.

The Company will continually monitor its capital requirements based on its capital and operational needs and the economic environment and may raise new capital as necessary. The Company’s ability to continue as a going concern will depend on its ability to raise additional equity or debt in the private or public markets, reducing operating expenses, divesting of certain non-core assets, achieving cash flow profitability. While the Company has been successful in raising equity and debt to date, there can be no assurances that the Company will be successful in completing a financing in the future. If the Company is unable to raise additional capital whenever necessary, it may be forced to divest additional assets to raise capital and/or pay down its debt, amend its debt agreements which could potentially have a dilutive effect on the Company’s shareholders, further reduce operating expenses and temporarily pause the opening of new store locations. Furthermore, COVID-19 and the impact the global pandemic has had and will continue to have on the broader retail environment could also have a significant impact on the Company’s financial operations.

Emerging Growth Company

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act (the “JOBS Act”) under which emerging growth companies can delay adopting new or revised accounting standards until such time as those standards apply to private companies.

Functional Currency

The Company and its subsidiaries’ functional currency, as determined by management, is the United States (“U.S.”) dollar. These consolidated financial statements are presented in U.S. dollars as this is the primary economic environment of the group. All references to “C$” refer to Canadian dollars.

Consolidation of Variable Interest Entities (“VIE”)

ASC 810 requires a variable interest holder to consolidate a VIE if that party has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. To determine whether or not a variable interest the Company holds could potentially be significant to the VIE, the Company considers both qualitative and quantitative factors regarding the nature, size and form of the Company’s involvement with the VIE. The equity method of accounting is applied to entities in which the Company is not the primary beneficiary or the entity is not a VIE and the Company does not have effective control, but can exercise influence over the entity with respect to its operations and major decisions. The Company does not consolidate a VIE in which it is not considered the primary beneficiary. The Company evaluates its relationships with all the VIE’s on an ongoing basis to reassess if it continues to be the primary beneficiary.

The following are the Company’s VIE that are included in these consolidated financial statements as of and for the fiscal years ended June 27, 2020 and June 29, 2019:

Retail Entities

					Ownership
Entity			Location	Purpose	2020	2019

Nature’s Cure, Inc.	(1	)(3)	Los Angeles - LAX Airport	Dispensary	0%	0%
LAX Fund II Group, LLC	(1	)(4)			0%	0%
Venice Caregiver Foundation, Inc.	(2	)(3)	Venice Beach - Abbot Kinney	Dispensary	0%	0%

(1) Nature’s Cure, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.

(2) Venice Caregivers Foundation, Inc. is wholly-owned by MedMen Opportunity Fund II, LP, a related party, and under control of the Company through a management agreement. The Company does not hold any ownership interests in the entity.

(3) California Corporation

(4) California Limited Liability Company

Basis of Consolidation

These consolidated financial statements as of and for the year ended June 27, 2020 and June 29, 2019 include the accounts of the Company, its wholly-owned subsidiaries and entities over which the Company has control as defined in ASC 810. Subsidiaries over which the Company has control are fully consolidated from the date control commences until the date control ceases. Control exists when the Company has ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity. In assessing control, potential voting rights that are currently exercisable are taken into account.

The following are the Company’s principal whole-owned subsidiaries that are included in these consolidated financial statements as of and for the fiscal years ended June 27, 2020 and June 29, 2019:

Corporate Entities

				Ownership
Entity		Location	Purpose	2020	2019

MM CAN USA, Inc.	(5)	California	Manager of MM Enterprises USA, LLC	100%	100%
MM Enterprises USA, LLC	(8)	Delaware	Operating Entity	100%	100%
Convergence Management Services, Ltd.	(17)	Canada	Public Relations Entity	100%	0%

Management Entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

LCR SLP, LLC	(8)	Delaware	Holding Company	100%	100%
LCR Manager, LLC	(16)	Delaware	Manager of the Real Estate Investment Trust	0%	70%

The following are MM Enterprises USA’s wholly-owned subsidiaries and entities over which the Company has control that are included in these consolidated financial statements as of and for the fiscal years ended June 27, 2020 and June 29, 2019:

Real Estate Entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

MMOF Venice Parking, LLC	(6)	Venice Beach - Lincoln Blvd.	Parking Lot	100%	100%
MME RE AK, LLC	(6)	Venice Beach - Abbot Kinney	Building	100%	100%
MMOF RE SD, LLC	(6)	San Diego - Kearny Mesa	Building	100%	100%
MMOF RE Vegas 2, LLC	(10)	Las Vegas - The Strip	Building	100%	100%
MMOF RE Fremont, LLC	(10)	Las Vegas - Downtown Arts District	Building	100%	100%
MME RE BH, LLC	(6)	Los Angeles - Beverly Hills	Building	100%	100%
NVGN RE Holdings, LLC	(10)	Nevada	Genetics R&D Facility	100%	100%

Retail Entities

					Ownership
Subsidiaries			Location	Purpose	2020	2019

Manlin I, LLC	(1	)(2)(6)	Los Angeles - West Hollywood	Dispensary	100%	100%
Farmacy Collective	(1	)(3)(7)	Los Angeles - West Hollywood	Dispensary	100%	100%
The Source Santa Ana	(1	(4)(6)	Orange County - Santa Ana	Dispensary	100%	100%
SA Fund Group RT, LLC					100%	100%
CYON Corporation, Inc.	(5)		Los Angeles - Beverly Hills	Dispensary	100%	100%
BH Fund II Group, LLC	(6)				100%	100%
MMOF Downtown Collective, LLC	(6)		Los Angeles - Downtown	Dispensary	100%	100%
Advanced Patients’ Collective	(5)				100%	100%
DT Fund II Group, LLC	(5)				100%	100%
MMOF San Diego Retail, Inc.	(6)		San Diego - Kearny Mesa	Dispensary	100%	100%
San Diego Retail Group II, LLC	(5)				100%	100%
MMOF Venice, LLC	(6)		Venice Beach - Lincoln Blvd.	Dispensary	100%	100%
The Compassion Network, LLC	(5)				100%	100%
MMOF PD, LLC	(6)		Palm Desert	Dispensary	100%	100%
MMOF Palm Desert, Inc.	(5)				100%	100%
MMOF SM, LLC	(6)		Santa Monica	Dispensary	100%	100%
MMOF Santa Monica, Inc.	(5)				100%	100%
MMOF Fremont, LLC	(10)		Las Vegas - Downtown Arts District	Dispensary	100%	100%
MMOF Fremont Retail, Inc.	(9)				100%	100%
MME SF Retail, Inc.	(5)		San Francisco	Dispensary	100%	100%
MMOF Vegas, LLC	(10)		Las Vegas - North Las Vegas	Dispensary	100%	100%
MMOF Vegas Retail, Inc.	(9)				100%	100%
MMOF Vegas 2, LLC	(10)		Las Vegas - Cannacopia	Dispensary	100%	100%
MMOF Vegas Retail 2, Inc.	(9)				100%	100%
MME VMS, LLC	(7)		San Jose	Dispensary	100%	100%
Viktoriya’s Medical Supplies, LLC	(7)				100%	100%
Project Compassion Venture, LLC	(9)				100%	100%
Project Compassion Capital, LLC	(9)				100%	100%
Project Compassion NY, LLC	(9)				100%	100%
MedMen NY, Inc.	(11)		New York (Manhattan / Syracuse / Lake Success / Buffalo)	Dispensaries	100%	100%
MME IL Group LLC	(15)		Oak Park, Illinois	Dispensary	100%	100%
Future Transactions Holdings, LLC	(15)				100%	100%
MME Seaside, LLC	(6)		Seaside, California	Dispensary	100%	100%
PHSL, LLC	(6)				100%	100%
MME Sorrento Valley, LLC	(6)		San Diego - Sorrento Valley	Dispensary	100%	100%
Sure Felt, LLC	(6)				100%	100%
Rochambeau, Inc.	(5)		Emeryville, California	Dispensary	100%	100%
Kannaboost Technology, Inc.	(14)		Scottsdale and Tempe, Arizona	Dispensaries	100%	100%
CSI Solutions, LLC	(13)				100%	100%
MME AZ Group, LLC	(13)		Mesa, Arizona	Dispensary	100%	100%
EBA Holdings, Inc.	(14)				100%	100%
MattnJeremy, Inc.	(5)		Long Beach, California	Dispensary	100%	0%
Milkman, LLC	(6)		Grover Beach, California	Dispensary	100%	0%
MME 1001 North Retail, LLC	(15)		Chicago, Illinois	Dispensary	100%	0%
MME Evanston Retail, LLC	(15)		Evanston, Illinois	Dispensary	100%	0%

Cultivation Entities

				Ownership
Subsidiaries		Location	Purpose	2020	2019

Project Mustang Development, LLC	(10)	Northern Nevada	Cultivation and Production Facility	100%	100%
The MedMen of Nevada 2, LLC	(10)			100%	100%
MMNV2 Holdings I, LLC	(10)			100%	100%
MMNV2 Holdings II, LLC	(10)			100%	100%
MMNV2 Holdings III, LLC	(10)			100%	100%
MMNV2 Holdings IV, LLC	(10)			100%	100%
MMNV2 Holdings V, LLC	(10)			100%	100%
Manlin DHS Development, LLC	(10)	Desert Hot Springs, California	Cultivation and Production Facility	100%	100%
Desert Hot Springs Green Horizon, Inc.	(7)			100%	100%
Project Compassion Venture, LLC	(8)	Utica, New York	Cultivation and Production Facility	100%	100%
EBA Holdings, Inc.	(14)	Mesa, Arizona	Cultivation and Production Facility	100%	100%
Kannaboost Technology, Inc.	(14)	Mesa, Arizona	Cultivation and Production Facility	100%	100%
CSI Solutions, LLC	(13)			100%	100%
MME Florida, LLC	(12)	Eustis, Florida	Cultivation and Production Facility	100%	100%

(1)

Subsidiary over which the Company previously controlled under a management agreement. See “Note 2 - Consolidation of Variable Interest Entities” for further information. All intercompany balances and transactions are eliminated on consolidation.

(2)

Manlin I, LLC contains the operations of the MedMen West Hollywood dispensary (“WeHo”). The Company had a management agreement with i5 Holdings Ltd. (“i5”) to manage WeHo, which was wholly-owned by i5, an entity controlled or owned by Captor Capital. Prior to January 25, 2019, the Company consolidated the entity as a VIE. On January 25, 2019, the Company acquired all non-controlling interest from i5. See “Note 19 - Shareholders’ Equity” for further information.

(3)

Farmacy Collective contains the operations of WeHo. The Company had a management agreement with i5 to manage WeHo, which was wholly-owned by i5, an entity controlled or owned by Captor Capital. Prior to January 25, 2019, the Company consolidated the entity as a VIE. On January 25, 2019, the Company acquired all non-controlling interest from i5. See “Note 19 - Shareholders’ Equity” for further information.

(4)

The Source Santa Ana contains the operations of the MedMen Santa Ana dispensary (“Santa Ana”). The Company had a management agreement with i5 to manage Santa Ana, which was wholly-owned by i5, an entity controlled or owned by Captor Capital. Prior to January 25, 2019, the Company consolidated the entity as a VIE. On January 25, 2019, the Company acquired all non-controlling interest from i5. See “Note 19 - Shareholders’ Equity” for further information.

(5)	California Corporation
(6)	California Limited Liability Company
(7)	California Non-Profit Corporation
(8)	Delaware Limited Liability Company
(9)	Nevada Corporation
(10)	Nevada Limited Liability Company
(11)	New York Corporation
(12)	Florida Limited Liability Company
(13)	Arizona Limited Liability Company
(14)	Arizona Corporation
(15)	Illinois Liability Company
(16)	Delaware Limited Liability Company

Non-Controlling Interest

Non-controlling interest represents equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements and the reported amounts of total net revenue and expenses during the reporting period. The Company regularly evaluates significant estimates and assumptions related to the consolidation or non-consolidation of variable interest entities, estimated useful lives, depreciation of property and equipment, amortization of intangible assets, inventory valuation, stock-based compensation, business combinations, goodwill impairment, long-lived asset impairment, purchased asset valuations, fair value of financial instruments, compound financial instruments, derivative liabilities, deferred income tax asset valuation allowances, incremental borrowing rates, lease terms applicable to lease contracts and going concern. These estimates and assumptions are based on current facts, historical experience and various other factors that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of revenue, costs and expenses that are not readily apparent from other sources. The actual results the Company experiences may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations.

Cash and Cash Equivalents

Cash and cash equivalents comprised of cash and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Restricted Cash

Restricted cash balances are those which meet the definition of cash and cash equivalents but are not available for use by the Company. As of June 27, 2020 and June 29, 2019, restricted cash was $9,873 and $55,618 which is used to pay for lease costs and costs incurred related to building construction in Reno, Nevada. This account is managed by a contractor and the Company is required to maintain a certain minimum balance.

Inventory

Inventory is comprised of raw materials, finished goods and work-in-process such as pre-harvested cannabis plants and by-products to be extracted. The costs of growing cannabis, including but not limited to labor, utilities, nutrition and supplies, are capitalized into inventory until the time of harvest. All direct and indirect costs related to inventory are capitalized when incurred, and subsequently classified to cost of goods sold in the Consolidated Statement of Operations. Raw materials and work-in-process is stated at the lower of cost or net realizable value, determined using the weighted average cost. Finished goods inventory is stated at the lower of cost or net realizable value, with cost being determined on the first-in, first-out (“FIFO”) method of accounting. Net realizable value is determined as the estimated selling price in the ordinary course of business less estimated costs to sell. The Company periodically reviews physical inventory for excess, obsolete, and potentially impaired items and reserves. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventory is written down to net realizable value. Packaging and supplies are initially valued at cost. The reserve estimate for excess and obsolete inventory is based on expected future use. The reserve estimates have historically been consistent with actual experience as evidenced by actual sale or disposal of the goods. As of June 27, 2020 and June 29, 2019, the Company determined that no reserve was necessary.

Investments

Investments in unconsolidated affiliates are accounted as follows:

Equity Method and Joint Venture Investments

The Company accounts for investments in which it can exert significant influence but does not control as equity method investments in accordance with ASC 323, “Investments-Equity Method and Joint Ventures”. In accordance with ASC 825, the fair value option (“FVO”) to measure eligible items at fair value on an instrument by instrument basis can be applied. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in joint ventures are accounted for under the equity method. These investments are recorded at the amount of the Company’s investment and adjusted each period for the Company’s share of the investee’s income or loss, and dividends paid.

Investments at Fair Value

Equity investments not accounted for using the equity method are carried at fair value, with changes recognized in profit or loss (“FVTPL”) in accordance with ASC 321, “Investments-Equity Securities”.

Investments in Equity without Readily Determinable Fair Value

Investments without readily determinable fair values (which are classified as Level 3 investments in the fair value hierarchy) use a determinable available measurement alternative in accordance with ASC 321, “Investments-Equity Securities”. The measurement alternative requires the investments to be held at cost and adjusted for impairment and observable price changes, if any.

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods:

Land	Not Depreciated
Buildings and Improvements	39 Years
Finance Lease Asset	Shorter of Lease Term or Economic Life
Right of Use Assets	10 - 20 Years
Furniture and Fixtures	3 - 7 Years
Leasehold Improvements	Shorter of Lease Term or Economic Life
Equipment and Software	3 - 7 Years
Construction in Progress	Not Depreciated

The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting period and adjusted prospectively if appropriate. An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Statements of Operations in the period the asset is derecognized.

Intangible Assets

Intangible assets are recorded at cost, less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is recorded on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. The estimated useful lives, residual values and amortization methods are reviewed at each reporting period, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization. Amortization is calculated on a straight-line basis over the estimated useful life of the asset using the following terms and methods

Dispensary Licenses	15 Years
Customer Relationships	5 Years
Management Agreement	30 Years
Intellectual Property	10 Years
Capitalized Software	3 Years

In accordance with ASC 350, “Intangibles-Goodwill and Other”, costs of internally developing, maintaining or restoring intangible assets are expensed as incurred. Inversely, costs are capitalized when certain criteria is met through the point at which the intangible asset is substantially complete and ready for its intended use.

Goodwill

Goodwill is measured as the excess of consideration transferred and the net of the acquisition date fair value of assets acquired, and liabilities assumed in a business acquisition. In accordance with ASC 350, “Intangibles-Goodwill and Other”, goodwill and other intangible assets with indefinite lives are no longer subject to amortization. The Company reviews the goodwill and other intangible assets allocated to each of the Company’s reporting units for impairment on an annual basis as of year-end or whenever events or changes in circumstances indicate carrying amount it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The carrying amount of each reporting unit is determined based upon the assignment of the Company’s assets and liabilities, including existing goodwill, to the identified reporting units. Where an acquisition benefits only one reporting unit, the Company allocates, as of the acquisition date, all goodwill for that acquisition to the reporting unit that will benefit. In order to determine if goodwill is impaired, the Company measures the impairment of goodwill by comparing a reporting unit’s carrying amount to the estimated fair value of the reporting unit. If the carrying amount of a reporting unit is in excess of its fair value, the Company recognizes an impairment charge equal to the amount in excess. A goodwill impairment loss associated with a discontinued operation is included within the results of discontinued operations.

Impairment of Long-Lived Assets

For purposes of the impairment test, long-lived assets such as property, plant and equipment and definite-lived intangible assets are grouped with other assets and liabilities at the lowest level for which identifiable independent cash flows are available (“asset group”). The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. In order to determine if assets have been impaired, the impairment test is a two-step approach wherein the recoverability test is performed first to determine whether the long-lived asset is recoverable. The recoverability test (Step 1) compares the carrying amount of the asset to the sum of its future undiscounted cash flows using entity-specific assumptions generated through the asset’s use and eventual disposition. If the carrying amount of the asset is less than the cash flows, the asset is recoverable and an impairment is not recorded. If the carrying amount of the asset is greater than the cash flows, the asset is not recoverable and an impairment loss calculation (Step 2) is required. The measurement of the impairment loss to be recognized is based on the difference between the fair value and the carrying value of the asset group. Fair value can be determined using a market approach, income approach or cost approach. The cash flow projection and fair value represents management’s best estimate, using appropriate and customary assumptions, projections and methodologies, at the date of evaluation. The reversal of impairment losses is prohibited.

Leased Assets

On June 30, 2019, the Company adopted ASU 2016-02, “Leases (Topic 842)”  (“ASC 842”) using the modified retrospective approach, which provides a method for recording existing leases at adoption using the effective date as its date of initial application. In adoption of ASC 842, the Company applied the practical expedient which provides an additional transition method which allows entities to elect not to recast comparative periods presented. The Company elected the package of practical expedients provided by ASC 842, which forgoes reassessment of the following upon adoption of the new standard: (1) whether contracts contain leases for any expired or existing contracts, (2) the lease classification for any expired or existing leases, and (3) initial direct costs for any existing or expired leases. In addition, the Company elected an accounting policy to exclude from the balance sheet the right-of-use assets and lease liabilities related to short-term leases, which are those leases with a lease term of twelve months or less that do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise.

The Company applies judgment in determining whether a contract contains a lease and if a lease is classified as an operating lease or a finance lease. The Company applies judgement in determining the lease term as the non-cancellable term of the lease, which may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. All relevant factors that create an economic incentive for it to exercise either the renewal or termination are considered. The Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate. In adoption of ASC 842, the Company applied the practical expedient which applies hindsight in determining the lease term and assessing impairment of right-of-use assets by using its actual knowledge or current expectation as of the effective date. The Company also applies judgment in allocating the consideration in a contract between lease and non-lease components. It considers whether the Company can benefit from the right-of-use asset either on its own or together with other resources and whether the asset is highly dependent on or highly interrelated with another right of-use asset. Lessees are required to record a right of use asset and a lease liability for all leases with a term greater than twelve months. Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. The incremental borrowing rate is determined using estimates which are based on the information available at commencement date and determines the present value of lease payments if the implicit rate is unavailable.

If a previous sale and leaseback transaction was accounted for as a sale and capital leaseback under ASC 840, then the entity continues recognizing any deferred gain or loss under ASC 842. Sale and leaseback transactions are assessed to determine whether a sale has occurred under ASC 606. If a sale is determined not to have occurred, the underlying “sold” assets are not derecognized and a financing liability is established in the amount of cash received. At such time that the lease expires, the assets are then derecognized along with the financing liability, with a gain recognized on disposal for the difference between the two amounts, if any. On the date of adoption, the Company recognized right of use assets and lease liabilities on its Consolidated Balance Sheets, which reflect the present value of the Company's current minimum lease payments over the lease terms, which include options that are reasonably certain to be exercised, discounted using the Company’s incremental borrowing rate. Refer to “Note 16 - Leases” for further discussion.

Income Taxes

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive income or directly in equity.

Current Tax

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred Tax

Income taxes are accounted for under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Deferred tax assets are recognized to the extent that the Company believe that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence are considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that the Company would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment to the deferred tax asset valuation allowance is recorded, which would reduce the provision for income taxes.

Uncertain tax positions are recorded in accordance with ASC 740 on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Change in Tax Policy

During the year ended June 27, 2020, the Company elected to change its policy on how it treats deferred taxes on its lease transactions. Upon the adoption of ASC 842, the Company elects to treat deferred taxes related to lease transactions subject to IRC Section 280E as permanent differences. Prior to this election, lease transactions were treated as temporary differences. Accordingly, the Company retrospectively applied this change to the prior year. As of June 29, 2019, the effect of the retrospective adjustments consists of the following:

Increase (Decrease)
Consolidated Balance Sheet
Property and Equipment, Net	$(6,105,588)
Deferred Tax Liabilities	$(9,540,007)
Accumulated Deficit	$3,434,419

Consolidated Statement of Operations
Provision for Income Taxes	$3,355,935
Net Loss and Comprehensive Loss Attributable to Shareholders of MedMen Enterprises Inc.	$3,355,935
Loss Per Share - Basic and Diluted Attributable to Shareholders of MedMen Enterprises Inc.	$0.03

Consolidated Statement of Cash Flows
Deferred Tax (Recovery) Expense	$(3,355,935)
Depreciation and Amortization	$(78,484)
Non - Cash Deferred Tax Impact on Property Purchases	$(6,184,072)

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities”. Professional standards generally provide three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument”.

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance ASC 470, “Accounting for Convertible Securities with Beneficial Conversion Features”, as those professional standards pertain to “Certain Convertible Instruments”. Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. ASC 815-40 provides that generally, if an event is not within the entity’s control could or require net cash settlement, then the contract shall be classified as an asset or a liability.

Derivative Liabilities

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the Consolidated Statements of Operations. In calculating the fair value of derivative liabilities, the Company uses a valuation model when Level 1 inputs are not available to estimate fair value at each reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the Consolidated Balance Sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within twelve months of the Consolidated Balance Sheets date. Critical estimates and assumptions used in the model are discussed in “Note 15 - Derivative Liabilities”.

Business Combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value at the date of acquisition. Acquisition related transaction costs are expensed as incurred and included in the Consolidated Statements of Operations. Identifiable assets and liabilities, including intangible assets, of acquired businesses are recorded at their fair value at the date of acquisition. When the Company acquires control of a business, any previously held equity interest also is remeasured to fair value. The excess of the purchase consideration and any previously held equity interest over the fair value of identifiable net assets acquired is goodwill. If the fair value of identifiable net assets acquired exceeds the purchase consideration and any previously held equity interest, the difference is recognized in the Consolidated Statements of Operations immediately as a gain on acquisition. See “Note 9 - Business Acquisitions” for further details on business combinations.

Contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. The Company allocates the total cost of the acquisition to the underlying net assets based on their respective estimated fair values. As part of this allocation process, the Company identifies and attributes values and estimated lives to the intangible assets acquired. These determinations involve significant estimates and assumptions regarding multiple, highly subjective variables, including those with respect to future cash flows, discount rates, asset lives, and the use of different valuation models, and therefore require considerable judgment. The Company’s estimates and assumptions are based, in part, on the availability of listed market prices or other transparent market data. These determinations affect the amount of amortization expense recognized in future periods. The Company bases its fair value estimates on assumptions it believes to be reasonable but are inherently uncertain. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with ASC 450, “Contingencies”, as appropriate, with the corresponding gain or loss being recognized in earnings in accordance with ASC 805.

Assets Held for Sale

The Company classifies assets held for sale in accordance with ASC 360, “Property, Plant, and Equipment”. When the Company makes the decision to sell an asset or to stop some part of its business, the Company assesses if such assets should be classified as an asset held for sale. To classify as an asset held for sale, the asset or disposal group must meet all of the following conditions: i) management, having the authority to approve the action, commits to a plan to sell the asset, ii) the asset is available for immediate sale in its present condition subject to certain customary terms, iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, iv) the sale of the asset is probable, the transfer of the asset is expected to qualify for recognition as a completed sale, within one year, subject to certain exceptions, v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current value, and vi) actions required to complete the plan indicate that it is unlikely that the plan will be significantly changed or withdrawn. Assets held for sale are measured at the lower of its carrying amount or fair value less cost to sell (“FVLCTS”). FVLCTS is the amount obtainable from the sale of the asset in an arm’s length transaction, less the costs of disposal. Once classified as held for sale, any depreciation and amortization cease to be recorded. For long-lived assets or disposals groups that are classified as held for sale but do not meet the criteria for discontinued operations, the assets and liabilities are presented separately on the balance sheet of the initial period in which it is classified as held for sale. The major classes of assets and liabilities classified as held for sale are disclosed in the notes to the consolidated financial statements. See “Note 7 - Assets Held for Sale” and “Note 26 - Discontinued Operations”.

Discontinued Operations

A component of an entity is identified as operations and cash flows that can be clearly distinguished, operationally and financially, from the rest of the entity. Under ASC 205-20, “Discontinued Operations”, a discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale and represents a strategic shift that has or will have a major effect on the entity’s operations and financial results, or a newly acquired business or nonprofit activity that upon acquisition is classified as held for sale. Discontinued operations are presented separately from continuing operations in the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows. See “Note 26 - Discontinued Operations”.

Revenue Recognition

Revenue is recognized by the Company in accordance with ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASU 2014-09, the Company applies the following five (5) steps:

·	Identify a customer along with a corresponding contract;
·	Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer;
·	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to a customer;
·	Allocate the transaction price to the performance obligation(s) in the contract;
·	Recognize revenue when or as the Company satisfies the performance obligation(s).

Revenues consist of wholesale and retail sales of cannabis, which are generally recognized at a point in time when control over the goods have been transferred to the customer and is recorded net of sales discounts. Payment is typically due upon transferring the goods to the customer or within a specified time period permitted under the Company’s credit policy. Sales discounts were not material during the years ended June 27, 2020 and June 29, 2019.

Revenue is recognized upon the satisfaction of the performance obligation. The Company satisfies its performance obligation and transfers control upon delivery and acceptance by the customer. Based on the Company’s assessment, the adoption of this new standard had no impact on the amounts recognized in its consolidated financial statements.

Dispensary Revenue

The Company recognizes revenue from the sale of cannabis for a fixed price upon delivery of goods to customers at the point of sale since at this time performance obligations are satisfied.

Cultivation and Wholesale

The Company recognizes revenue from the sale of cannabis for a fixed price upon the shipment of cannabis goods as the Company has transferred to the buyer the significant risks and rewards of ownership of the goods and the Company does not retain either continuing material involvement to the degree usually associated with ownership nor effective control over the goods sold and the amount of revenue can be measured reliably and collectible and the costs incurred in respect of the transaction is reliably measured.

Delivery Revenue

The Company recognizes revenue from the sale of cannabis delivered to its customer for a fixed price at the point of delivery since at this time performance obligations are satisfied.

Stock-Based Compensation

The Company has a stock-based compensation plan comprised of stock options, stock grants, deferred share units (“DSU”), restricted stock units (“RSU”) and three classes of member units: 1) Common Units; 2) Appreciation Only Long-Term Incentive Performance Units (“AO LTIP Units”); and 3) Fair Value Long-Term Incentive Performance Units (“FV LTIP Units”). AO LTIP Units and FV LTIP Units are convertible into Long-Term Incentive Performance Units (“LTIP Units”). LTIP Units are convertible into Common Units on a one-for-one basis.

The Company accounts for its stock-based awards in accordance with ASC Subtopic 718-10, “Compensation - Stock Compensation”, which requires fair value measurement on the grant date and recognition of compensation expense for all stock-based payment awards made to employees and directors, including restricted stock awards. For stock options, the Company estimates the fair value using a closed option valuation (Black-Scholes) model. When there are market-related vesting conditions to the vesting term of the share-based compensation, the Company uses a valuation model to estimate the probability of the market-related vesting conditions being met and will record the expense. The fair value of restricted stock awards is based upon the quoted market price of the common shares on the date of grant. The fair value is then expensed over the requisite service periods of the awards, net of estimated forfeitures, which is generally the performance period and the related amount is recognized in the Consolidated Statements of Operations.

The fair value models require the input of certain assumptions that require the Company’s judgment, including the expected term and the expected stock price volatility of the underlying stock. The assumptions used in calculating the fair value of stock-based compensation represent management’s best estimates, but these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change resulting in the use of different assumptions, stock-based compensation expense could be materially different in the future. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. If the actual forfeiture rate is materially different from management’s estimates, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

Loss per Share

The Company calculates basic loss per share by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted loss per share is determined by adjusting profit or loss attributable to common shareholders and the weighted-average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, DSU, RSU, warrants and stock options issued.

Financial Instruments

Classification

The Company classifies its financial assets and financial liabilities in the following measurement categories: (i) those to be measured subsequently at fair value through profit or loss (“FVTPL”); (ii) those to be measured subsequently at fair value through other comprehensive income (“FVOCI”); and (iii) those to be measured subsequently at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and whether the contractual cash flows represent solely payments of principal and interest (“SPPI”). Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains or losses are either recorded in profit or loss or other comprehensive income. The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Financial assets and financial liabilities with embedded derivatives are considered separately when determining whether their cash flows are solely payment of principal and interest. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of the subsequent accounting periods. All other financial assets including equity investments are measured at their fair values at the end of subsequent accounting periods, with any changes taken through profit and loss or other comprehensive income (irrevocable election at the time of recognition). For financial liabilities measured subsequently at FVTPL, changes in fair value due to credit risk are recorded in other comprehensive income.

Fair Value

The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities that are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as risks inherent in valuation techniques, transfer restrictions and credit risk. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

In accordance with the fair value accounting requirements, companies may choose to measure eligible financial instruments and certain other items at fair value. The Company has not elected the fair value option for any eligible financial instruments. There have been no transfers between fair value levels during the year.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, due from and due to related party, other liabilities, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable and senior secured convertible credit facility wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for senior secured convertible credit facility approximate a market rate for similar instruments offered to the Company.

Cash and cash equivalents and restricted cash are measured at Level 1 inputs. Acquisition related liabilities resulting from business combinations are measured at fair value using Level 1 or Level 3 inputs. Investments that are measured at fair value use Level 3 inputs. Refer to “Note 6 - Other Current Assets” for assumptions used to value investments. Refer to “Note 14 - Contingent Consideration” for assumptions used to value the contingent consideration related to business combinations. Derivative liabilities are measured on quoted market prices in active markets at Level 1 inputs. Refer to “Note 15 - Derivative Liabilities” for assumptions used to value the derivative liabilities.

The individual fair values attributed to the different components of a financing transaction, notably derivative financial instruments, convertible debentures and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and derive estimates. Significant judgment is also used when attributing fair values to each component of a transaction upon initial recognition, measuring fair values for certain instruments on a recurring basis and disclosing the fair values of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of instruments that are not quoted or observable in an active market.

The following table summarizes the Company’s financial instruments as of June 27, 2020:

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$10,093,925	$10,093,925
Restricted Cash	$-	$9,873	$9,873
Accounts Receivable	$963,997	$-	$963,997
Due from Related Party	$3,109,717	$-	$3,109,717
Investments	$-	$3,786,791	$3,786,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$79,530,930	$-	$79,530,930
Other Liabilities	$10,780,504	$-	$10,780,504
Acquisition Consideration Related Liabilities	$-	$8,951,801	$8,951,801
Notes Payable	$168,998,605	$-	$168,998,605
Due to Related Party	$4,556,814	$-	$4,556,814
Derivative Liabilities	$-	$546,076	$546,076
Senior Secured Convertible Credit Facility	$166,368,463	$-	$166,368,463

The following table summarizes the Company’s financial instruments as of June 29, 2019:

	Amortized Cost	FVTPL	TOTAL

Financial Assets:
Cash and Cash Equivalents	$-	$33,226,370	$33,226,370
Restricted Cash	$-	$55,618	$55,618
Accounts Receivable	$621,945	$-	$621,945
Due from Related Party	$4,921,455	$-	$4,921,455
Investments	$-	$13,018,791	$13,018,791

Financial Liabilities:
Accounts Payable and Accrued Liabilities	$47,610,197	$-	$47,610,197
Other Liabilities	$2,872,380	$-	$2,872,380
Acquisition Consideration Related Liabilities	$-	$774,000	$774,000
Notes Payable	$172,747,559	$-	$172,747,559
Due to Related Party	$5,640,817	$-	$5,640,817
Derivative Liabilities	$-	$9,343,485	$9,343,485
Senior Secured Convertible Credit Facility	$86,855,415	$-	$86,855,415

Impairment

The Company assesses all information available, including on a forward-looking basis the expected credit loss associated with its assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset at the reporting date with the risk of default at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information. For accounts receivable only, the Company applies the simplified approach as permitted by ASU 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable.

Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, credit ratings, the existence of third-party insurance, and forward-looking macro-economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost. The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Recently Issued Accounting Standards

In December 2019, FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes” which eliminates certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently evaluating the adoption date and impact, if any, adoption will have on its financial position and results of operations.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321)”, “Investments-Equity Method and Joint Ventures (Topic 323)”, and “Derivatives and Hedging (Topic 815)”, which is intended to clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. ASU 2020-01 is effective for the Company beginning January 1, 2021. The Company is currently evaluating the adoption date and impact, if any, adoption will have on its financial position and results of operations.

In August 2020, the FASB issued ASU 2020-06, “Debt - Debt With Conversion and Other Options (Subtopic 470-20)” and “Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years.  Early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Adoption is applied on a modified or full retrospective transition approach. The Company is currently evaluating the adoption date and impact, if any, adoption will have on its financial position and results of operations.